Other Non-current Assets (Details) $ in Thousands				12 Months Ended
	Sep. 01, 2016 USD ($)	Jul. 15, 2016 USD ($) item shares	Jul. 16, 2014 USD ($) item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 18, 2016 USD ($)
Other Non-current Assets
Other assets				$ 5,274	$ 4,401
Total				71,157	72,188
Impairment loss				444,502	41,080	$ 75,776
Current portion of unearned revenue				27,724	9,853
Non-current portion of unearned revenue				70,589	24,426
ZIM
Other Non-current Assets
Equity investment in ZIM			$ 28,700		28,693
Number of vessels of which the charter rates payable was reduced | item			6
Percent of outstanding shares after the restructuring, in exchange for charter rate reductions and cancellation			7.40%
Equity participation impairment loss				28,700
Deferred revenue recorded			$ 39,100
Current portion of unearned revenue				6,000	6,000
Non-current portion of unearned revenue				18,400	24,400
ZIM | Operating revenues
Other Non-current Assets
Recognized unearned revenue				6,000	6,000	2,700
ZIM | Notes
Other Non-current Assets
Receivable			36,300	40,232	39,094
Principal amount of unsecured notes received			49,900
Interest income from fair value unwinding				1,300	1,100	600
Impairment loss				700
ZIM | Unsecured 3% Series 1 ZIM Notes due 2023
Other Non-current Assets
Principal amount of unsecured notes received			$ 8,800
Interest rate (as a percent)			3.00%
Redemption amount				300
ZIM | Unsecured 5% Series 2 ZIM Notes due 2023
Other Non-current Assets
Principal amount of unsecured notes received			$ 41,100
Interest rate (as a percent)			5.00%
Interest payable quarterly in cash (as a percent)			3.00%
Interest payable accrued quarterly with deferred cash payment on maturity (as a percent)			2.00%
Noncash interest income				900	$ 800	$ 400
HMM
Other Non-current Assets
Number of vessels of which the charter rates payable was reduced | item		13
Equity participation in HMM							$ 51,000
Current portion of unearned revenue				15,600
Non-current portion of unearned revenue				52,100
Percentage of charter hire rates payable under restructuring agreement		20.00%
Number of vessels earlier charter expiration | item		8
Number of shares issued | shares		4,637,558
Net proceeds from sale of trading securities	$ 38,100
Unearned revenue							75,600
HMM | Operating revenues
Other Non-current Assets
Recognized unearned revenue				7,900
HMM | Other income/(expenses), net
Other Non-current Assets
Net loss on sale of trading securities	$ 12,900
HMM | Interest income
Other Non-current Assets
Interest income from fair value unwinding				1,000
HMM | Notes
Other Non-current Assets
Receivable				$ 25,651
HMM | Loan Notes 1 HMM
Other Non-current Assets
Receivable							20,400
Principal amount of unsecured notes received		$ 32,800
Interest rate (as a percent)		3.00%
HMM | Loan Notes 2 HMM
Other Non-current Assets
Receivable							$ 4,200
Principal amount of unsecured notes received		$ 6,200
Interest rate (as a percent)		3.00%